Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price New Horizons Fund, Inc.
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price New Horizons Fund—I Class SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate (for existing classes) was 39.9% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.90%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in a diversified group of small, emerging growth companies, preferably early in their corporate life cycle before the companies become widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. We will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund’s other investment criteria.

When choosing stocks, T. Rowe Price analysts look for small growth companies that exhibit some or all of the following:
  have effective management;
  operate in fertile growth areas;
  demonstrate innovative research, product development, and marketing;
  provide efficient service;
  possess pricing flexibility; and
  employ sound financial and accounting policies.
In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the fund’s management believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly. The fund may at times invest significantly in securities issued by technology companies. While most assets will typically be invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with the fund’s objectives.

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.

Investments in the stocks of privately held companies and newly public companies involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. Investments in such companies are less liquid and difficult to value, and there is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria used to evaluate their investment prospects.

Investment style risk Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Because the fund invests primarily in securities issued by small-cap companies, it is likely to be more volatile than a fund that focuses on securities issued by larger companies. Small-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, smaller companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Industry risk To the extent the fund invests in specific industries or sectors, it may be more susceptible to developments affecting those industries and sectors. For example, the fund may at times have significant investments in technology companies, which could result in the fund performing poorly during a downturn in one or more of the industries that heavily impact technology companies. Technology companies can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.

		Foreign investing risk This is the risk that the fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The New Horizons Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year. As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the New Horizons Fund ("Investor Class"). Because the New Horizons Fund—I Class is expected to have lower expenses than the Investor Class, its performance, had it existed over the periods shown, would have been higher. The Investor Class and the New Horizons Fund—I Class share the same portfolio. The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class' average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted for the Investor Class.

		Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide some indication of the risks of investing in the fund by showing changes in the performance from year to year and how the Investor Class’ average annual returns for certain periods compare with the returns of a relevant broad-based market index, as well as with the returns of other comparative indexes that have investment characteristics similar to those of the fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The New Horizons Fund—I Class incepted on August 28, 2015, and does not have a full calendar year of performance history. Performance for the class will be presented after the class has been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-638-8790
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance (before and after taxes) and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	New Horizons Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/09	20.25%
Worst Quarter	12/31/08	-25.97%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	As a point of comparison, however, the following bar chart and table show calendar year returns and average annual total returns for the existing Investor Class of the New Horizons Fund ("Investor Class").
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account. In some cases, the figure shown for “returns after taxes on distributions and sale of fund shares” may be higher than the figure shown for “returns before taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.
T. Rowe Price New Horizons Fund, Inc. | T. Rowe Price New Horizons Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	$ 66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	$ 810
T. Rowe Price New Horizons Fund, Inc. | T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
2005	rr_AnnualReturn2005	11.90%
2006	rr_AnnualReturn2006	7.39%
2007	rr_AnnualReturn2007	6.25%
2008	rr_AnnualReturn2008	(38.78%)
2009	rr_AnnualReturn2009	43.87%
2010	rr_AnnualReturn2010	34.67%
2011	rr_AnnualReturn2011	6.63%
2012	rr_AnnualReturn2012	16.20%
2013	rr_AnnualReturn2013	49.11%
2014	rr_AnnualReturn2014	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.97%)
1 Year	rr_AverageAnnualReturnYear01	6.10%
5 Years	rr_AverageAnnualReturnYear05	21.43%
10 Years	rr_AverageAnnualReturnYear10	11.49%
T. Rowe Price New Horizons Fund, Inc. | Returns after taxes on distributions | T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.34%
5 Years	rr_AverageAnnualReturnYear05	19.47%
10 Years	rr_AverageAnnualReturnYear10	10.17%
T. Rowe Price New Horizons Fund, Inc. | Returns after taxes on distributions and sale of fund shares | T. Rowe Price New Horizons Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	17.43%
10 Years	rr_AverageAnnualReturnYear10	9.38%
T. Rowe Price New Horizons Fund, Inc. | Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.60%
5 Years	rr_AverageAnnualReturnYear05	16.80%
10 Years	rr_AverageAnnualReturnYear10	8.54%
T. Rowe Price New Horizons Fund, Inc. | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.69%
5 Years	rr_AverageAnnualReturnYear05	15.45%
10 Years	rr_AverageAnnualReturnYear10	7.67%
T. Rowe Price New Horizons Fund, Inc. | Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.89%
5 Years	rr_AverageAnnualReturnYear05	15.55%
10 Years	rr_AverageAnnualReturnYear10	7.77%